CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 20		$ 15
Ordinary shares, par value per share | ₪ / shares		₪ 0.4		₪ 0.4
Ordinary shares, shares authorized	32,500,000		32,500,000
Ordinary shares, shares issued	21,672,401		20,718,468
Ordinary shares, shares outstanding	21,672,401		20,718,468